Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt
Schedule outstanding principal balances on each loan facility

	As of December 31
In thousands of U.S. Dollars	2025	2024
$350 million Revolving Credit Facility	127,000	—
Former Nordea/SEB Revolving Facility	—	37,500
$15 million Working Capital Facility	—	1,296
Total debt	127,000	38,796
Non-current portion of long-term debt	127,000	38,796

Schedule of future minimum repayments under the loan facilities

As of
December 31
In thousands of U.S. Dollars	2025
2026	—
2027	—
2028	—
2029	—
2030	—
2031	127,000

127,000

Schedule of effective interest rate associated with the interest expense for the Company's debt

	For the years ended December 31
	2025	2024	2023
Effective interest rate, excluding commitment fees	5.5%	7.5%	7.8%
Range of interest rates (SOFR)	3.7 % to 4.6%	4.7 % to 5.4%	4.5 % to 5.4%

Schedule of weighted average effective interest rate on the Company's debt obligations.

	For the years ended December 31
	2025	2024	2023
Effective interest rate, excluding commitment fees	5.5%	7.5%	5.8%